Consolidated Statement of Cash Flows - USD ($) $ in Millions	3 Months Ended		6 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2016		Jun. 30, 2016		Sep. 30, 2016		Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Cash Flows from Operating Activities
Net loss	$ (1.1)		$ 10.8		$ 1.0		$ (52.4)		$ (56.8)	[1]	$ (304.0)	[1]
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	56.7	[1]	111.7	[1]	166.7	[1]	221.3		221.9	[1]	212.2	[1]
Amortization of deferred loan charges	2.0		4.8		7.3		10.0		8.2	[1]	8.4	[1]
Loss on impairment							0.0		0.0	[1]	480.6	[1]
(Gain)/loss on disposal							(2.4)		82.0	[1]	0.0	[1]
Amortization of tax assets	2.3		4.6		6.9		9.2		8.8	[1]	9.1	[1]
Payments for long-term maintenance	(2.3)		(9.1)		(11.0)		(22.1)		(30.3)	[1]	(155.4)	[1]
Unrealized (gain)/loss related to derivative financial instruments	(12.3)		(5.3)		(27.4)		(15.3)		(1.5)	[1]	37.2	[1]
Unrealized foreign exchange loss/(gain) on long-term interest bearing debt	9.3		8.6		16.1		4.4		(30.6)	[1]	(43.0)	[1]
Share based payments expense	0.3		0.6		0.7		0.7		0.6	[1]	0.8	[1]
Deferred income tax expense	(7.1)		(9.9)		(2.9)		(1.8)		23.5	[1]	12.0	[1]
Changes in operating assets and liabilities:
Trade accounts receivable	(30.9)		(46.0)		(14.5)		23.3		135.8	[1]	(13.4)	[1]
Trade accounts payable	(0.9)		(1.5)		(6.9)		(9.1)		5.8	[1]	(3.9)	[1]
Change in short-term related party receivables and liabilities	(8.8)		(0.7)		(7.8)		(0.1)		67.1	[1]	(39.1)	[1]
Other receivables and other assets	2.6		0.9		1.6		3.9		2.6	[1]	12.2	[1]
Tax payable			0.0
Change in deferred revenue	(6.1)		(11.2)		(16.4)		(21.7)		(18.3)	[1]	0.2	[1]
Other liabilities	(18.7)		(22.5)		(21.6)		(19.2)		(78.9)	[1]	(14.8)	[1]
Net cash provided by operating activities	(15.0)		35.8		91.8		128.7		339.9	[1]	199.1	[1]
Cash Flows from Investing Activities
Additions to newbuilding							0.0		(37.8)		(448.9)
Additions to rigs and equipment							0.0		(5.7)		(12.9)
Change in restricted cash							1.3		4.5		14.3
Net cash used in investing activities	2.3		0.4		2.5		1.3		(39.0)		(447.5)
Cash Flows from Financing Activities
Repayments of debt							(214.1)		(305.1)		(430.5)
Proceeds from debt							0.0		41.0		1,215.0
Repayment of related party loan							0.0		0.0		(110.0)
Proceeds from related party loan							0.0		0.0		40.0
Proceeds from issuance of equity, net of issuance cost							0.0		0.0		114.1
Debt fees paid							(4.1)		0.0		(11.3)
Dividends paid							0.0		0.0		(171.1)
Net cash provided by/(used in) financing activities	(53.5)		(111.2)		(164.7)		(218.2)		(264.1)		271.2
Effect of exchange rate changes on cash and cash equivalents	2.7		4.1		5.6		6.0		(2.1)		9.3
Net (decrease)/increase in cash and cash equivalents	(63.5)		(70.9)		(64.8)		(82.2)		34.7		32.1
Cash and cash equivalents at beginning of the period	150.9	[1]	150.9	[1]	150.9	[1]	150.9	[1]	116.2		84.1
Cash and cash equivalents at the end of period	$ 87.4		$ 80.0		$ 86.1		68.7		150.9	[1]	116.2
Supplementary disclosure of cash flow information
Interest paid, net of capitalized interest							77.1		77.7		96.8
Taxes paid							18.2		8.8		11.9
Majority Shareholder
Cash Flows from Financing Activities
Repayment of related party loan							0.0		0.0		(517.0)
Proceeds from related party loan							$ 0.0		$ 0.0		$ 142.0

[1]	Refer to "Note 27 - Restatement of previously issued financial statements".